Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Straight-Line Method Over the Useful Lives (Details)	Mar. 31, 2025	Dec. 31, 2024
Machinery and equipment [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property plant and equipment useful life	5 years	5 years
Computer and peripherals [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property plant and equipment useful life	3 years	3 years
Trucks and automobiles [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property plant and equipment useful life	5 years	5 years
Buildings [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property plant and equipment useful life	39 years	39 years